Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statement of the Company is presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption and, therefore, for new or revised accounting standards applicable to public companies, the Company will be subject to an extended transition period until those standards would otherwise apply to private companies.

Business combination

The Company applies the provisions of ASC 805, Business Combinations, in accounting for its acquisitions. To determine whether transactions should be accounted for as asset acquisition or business combination, the Company evaluates whether substantially all of the fair value of gross assets included in a transaction is concentrated in a single asset (or a group of similar assets), resulting in an asset acquisition; if that is not the case, the resulting accounting is as a business combination. In an asset acquisition, the cost of acquiring the asset group, including transaction costs, is allocated to the acquired assets or assumed liabilities based on their relative fair values without giving rise to goodwill. In a business combination, the Company recognizes separately from goodwill the assets acquired and the liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as any contingent consideration, where applicable, its estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to its consolidated statements of operations.

The Business Combination was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in GAAP. Under this method of accounting, Breeze was treated as the “acquired” company for financial reporting purposes. YD Biopharma was determined to be the accounting acquirer since YD Biopharma’s shareholders prior to the Business Combination had the greatest voting interest in the combined entity, YD Biopharma comprised the ongoing operations, had the go-forward senior management, and the YD Biopharma shareholders were to control the board of directors and have a majority of the voting power of YD Bio. Accordingly, for accounting purposes, the financial statements after the closing of the Business Combination represent a continuation of the financial statements of YD Biopharma, with the Business Combination treated as the equivalent of issuing shares for the net assets of Breeze, accompanied by a recapitalization. The net assets of Breeze are stated at historical cost, with no goodwill or other intangible assets recorded.

Principles of consolidation

The financial statements include the financial statements of the Company and its subsidiaries, see Note 1.

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Significant accounting estimates reflected in the consolidated financial statements included revenue recognition, provision for expected credit losses of accounts receivable, prepayment and other receivables, long-term investment impairment assessment, inventories impairment assessment, property, plant and equipment impairment assessment, intangible assets impairment assessment, the valuation allowance for deferred tax assets, right-of-use (“ROU”) assets and operating lease liabilities. Accordingly, the actual results could differ significantly from those estimates.

Risk and uncertainties

Generally, the industry in which the Company operates subjects the Company to a number of risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to: the timing, costs and results of clinical trials and other development activities versus expectations; the ability to manufacture products successfully; competition from products sold or being developed by other companies; the price of, and demand for products once approved; the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products.

Fair Value of Financial Instruments

The Company has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. ASC 820 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable input, which may be used to measure fair value and include the following:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Input other than Level 1 that is observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other input that is observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —	Unobservable input that is supported by little or no market activity and that is significant to the fair value of the assets or liabilities.

Our cash and cash equivalents are classified within level 1 of the fair value hierarchy because they are valued using quoted market price.

The carrying amounts of the other financial assets and liabilities, which consist of accounts receivable, other current assets, accounts payable and other liabilities, amount due to a shareholder and amount due to an affiliate, approximate their fair values due to the short-term nature of these instruments.

Cash and cash equivalents

Cash and cash equivalents included cash on hand placed with banks or other financial institutions, which are unrestricted as to withdrawal and use and with an original maturity of three months or less. Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with an original maturity of three months or less, at the date acquired. The Company’s balance of cash and cash equivalents was $6.0 million and $3.1 million as of December 31, 2025 and 2024 respectively. Deposits in banks in Taiwan are only insured by Central Deposit Insurance Corporation, a government agency, up to NTD 3 million (US$94,000); Deposit in banks in the USA are only insured by Federal Deposit Insurance Corporation up to $250,000 and are consequently exposed to risk of loss. The Company believes the probability of a bank failure causing loss to the Company is remote.

Receivable and Allowance

The Company has adopted ASC 326, Financial Instruments — Credit Losses, which requires an impairment model that is based on current expected loss.

The Company’s accounts receivable and other current assets are within the scope of ASC 326. Accounts receivable and amount due from an affiliate are recognized and carried at the original invoice amounts less the expected credit loss. The Company has a policy of reserving for uncollectible accounts based on best estimate of the amount of probable expected credit losses in the existing accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains an allowance for potential bad debts if required. Other current assets are recognized and carried at the initial amount when occurred less an allowance for any uncollectible amount. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its counterparty and the related receivables, amount due from an affiliate and other current assets which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed annually based on the Company’s specific facts and circumstances. There has been no significant impact of changes in the assumptions since adoption. The Company has assessed its receivable and amount due from an affiliate including credit term and corresponding receivables as of December 31, 2025 and 2024. Based upon such credit terms, the Company recorded bad debt expenses of $3,403, $493 in recoveries, and $2,731 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company recognized $6,598 and $3,055 expected credit loss provision for account receivables and other current assets as of December 31, 2025, and 2024, respectively.

Inventories

Inventories are stated at the lower of cost and net realizable value, with cost determined by the weighted average method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Write-down of potential obsolete or slow-moving inventories is recorded as cost of revenue based on management’s assumptions about future demands and market conditions. No write-down is recorded for inventories for the year ended December 31, 2025, and 2024.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is computed on a straight-line basis with no salvage value over the estimated useful lives of 3 to 5 years for equipment, fixtures and furniture.

The cost and accumulated depreciation of property, plant and equipment disposed of or sold are removed from the balance sheets and the resulting gains and losses are recognized in the statements of operations.

Intangible assets

Intangible assets are stated in the balance sheet at cost less accumulated amortization and impairment, if any. The costs of the intangible assets are amortized on straight-line basis over their estimated useful lives. The Company had two licensed patents as of December 31, 2025, (i) one licensed patent involves the formula and technology of cell culture process, technology of cell bank construction, exosome purification, authentication technology, and exosome production which are derived from the methods of culturing human corneal limbus cells and the relevant know-how (the “3D Global Patent”) and (ii) the other licensed patent involves Methylation analysis technology for application in pancreatic cancer and the relevant know-how (the “EG BioMed Patent”).

The respective amortization periods for the intangible assets are as follows:

3D Global Patent (note 8)	15 years
EG BioMed Patent (note 8)	15 years

Impairment of Long-Lived Assets

In accordance with the ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as property, plant and equipment, leased assets and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, or it is reasonably possible that these assets could become impaired as a result of technological or other industrial changes. The determination of recoverability of assets to be held and used is made by comparing the carrying amount of an asset to future undiscounted cash flows to be generated by the assets.

If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. There was no impairment of long-lived assets recorded for the year ended December 31, 2025, and 2024.

Lease

The Company accounts for leases in accordance with ASC 842, Leases, which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. For the leases with a term within 12 months, the Company has elected the short-term lease recognition exemption and therefore does not recognize right-of-use (ROU) assets or lease liabilities for these leases.

The Company determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Company does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. Leased assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The right-of-use asset is initially measured as the amount of the lease liability, plus any lease payments made at or before the commencement date, plus any initial direct costs incurred by the lessee, minus any lease incentives received.

Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Company’s leases is not readily determinable.

The IBR is a hypothetical rate based on the Company’s understanding of what its credit rating would be to borrow and the resulting interest the Company would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation.

Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred. The Company recognized no impairment of leased assets for the year ended December 31, 2025, and 2024.

Warrant Liabilities

The Company accounts for the Public Warrants and Private Placement Warrants (collectively, “Warrants”, see Note 14 issued in connection with the merger transaction in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be classified as a liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability is adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations.

Statutory reserve

Pursuant to the laws applicable to Taiwan, Taiwanese entities must make appropriations from after-tax profit to the non-distributable “statutory reserve”. Subject to certain cumulative limits, the “statutory reserve” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 100% of the authorized capital (as determined under accounting principles generally accepted in Taiwan (“Taiwan GAAP”) at each year end). Since the YD Bio’s subsidiary in Taiwan has accumulated deficit under Taiwan GAAP during the reporting period, it is not required to make appropriations to the statutory reserve.

Revenue Recognition

The Company recognizes revenue when a customer obtains control of promised goods or receives services provided in an amount that reflects the consideration which the Company expects to receive in exchange for those goods and services. To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s revenue from contracts with customers is derived from product revenue principally from the sales of products directly to its customers and presents revenue net of VAT.

Product revenue recognition — point of time

The performance obligations are considered to be met, and revenue is recognized when the customer obtains control of the goods. Revenue is recognized at that point in time. The customers pick up the goods directly from the Company’s premises, and the Company has satisfied the contracts’ performance obligations when the goods have been picked up, and the acceptance document has been signed by the customers. The Company does not offer sales rebates to its customers. Any discount will be net of the revenue at that point in time. The Company does not provide its customers with the right of return (except for product quality issues). The customer is required to perform a product quality check immediately upon delivery of the products and report to the Company within a few days if there is a quality issue.

Cost of revenue

Cost of revenue consists primarily of purchased costs of products for resales, the material costs and subcontracting costs of manufactured products which are directly attributable to the manufacturing of products and other costs directly related to the rendering of services performed.

Research and development

Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development. The Company incurs research and development costs in the pursuit of new products and improving the formulation of existing products.

Shipping and handling expenses

The Company expenses shipping and handling expenses as incurred. The Company recorded $16,619, $18,436 and $12,753 of shipping and handling expenses for the years ended December 31, 2025, 2024 and 2023, respectively.

Other income, net

The Company has entered into subleasing arrangements with two drug stores in Taiwan to lease part of the leased premises to them for the year ended December 31, 2024 and 2023. For the year ended December 31, 2025 and 2024, the Company also entered into leasing arrangements with corporate customers to lease equipment. The Company receives income from operating leases based on the fixed required rents (base rent) per the lease agreements. Rent revenue from base rents is recorded on the straight-line method, when collectability of the lease payments is deemed probable, over the terms of the related lease agreements. Operating lease revenue, as recorded on the straight-line method, in the consolidated statements of operation is recorded as other revenue. The Company recognized $2,080 and $24,533 of income from the subleasing arrangements with the drug stores for the years ended December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, YD Biopharma ceased the only subleasing arrangements with a drug store. The Company recognized $72,703 income from the leasing of equipment to other corporate customers for the year ended December 31, 2025, and recognized $40,382 of income from the subleasing arrangement with a drug store and the leasing of equipment to other corporate customers for the year ended December 31, 2024.

Contract liabilities

The Company’s contract liabilities consist of deferred revenue associated with the lease arrangements for leasing certain property and equipment to its customers over time and sales of goods. Deferred revenue represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled. The table below presents the activity of the deferred revenue from the lease for the year ended December 31, 2025, and 2024, respectively:

	December 31, 2025	December 31, 2024
Balance at beginning of period	$27,568	$—
Advances received from customers	74,024	61,289
Revenue recognized	(72,703)	(33,089)
Exchange realignment	1,264	(632)
Balance at end of period	$30,153	$27,568

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns.

Deferred tax assets and liabilities are determined based on the temporary difference between the financial reporting and tax bases of assets and liabilities, and net operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax expenses.

Retirement and other post-retirement benefits

Contributions to retirement accounts which are defined contribution plans are expensed in the statement of operations as and when the related employee service is provided.

Full time employees of the Company in Taiwan participate in a government mandated defined contribution plan, pursuant to which certain pension benefits and medical care benefits are provided to employees. Taiwanese labor regulations require that the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the government. The Company has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $8,408, $3,907 and $2,036 for the years ended December 31, 2025, 2024 and 2023, respectively.

Translation of foreign currency financial statements

The functional currency of YD Bio, YD Biopharma and YD USA is USD. The functional currency of Yong Ding is NTD, the local currency where it operates. The reporting currency of the Company is USD. Accordingly, the financial statements of Yong Ding are translated at the following exchange rates: assets and liabilities — current rate on balance sheet date; shareholders’ equity — historical rate; income and expenses — average rate during the period. The resulting translation adjustment is reflected in the accumulated other comprehensive income (loss).

Transactions denominated in currencies other than the functional currencies are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in the foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At period-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are included in the consolidated statements of comprehensive income (loss).

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rates prevailing on the transaction dates. The transaction date is the date on which the Company initially recognizes such non-monetary assets and liabilities. Non-monetary assets and liabilities that are stated at fair value are translated using the exchange rates prevailing at the dates the fair value is measured. The resulting exchange differences are recognized in accumulated other comprehensive income (loss).

Translation of amounts from NTD into US$ has been made at the following exchange rates for the respective years:

	Years ended December 31,
	2025	2024	2023
Period-end NTD: US$1 exchange rate	31.34	32.77	30.73
Period average NTD: US$1 exchange rate	31.35	32.04	31.08

Comprehensive (loss) income

Comprehensive (loss) income represents net (loss) income plus the results of certain changes in shareholders’ equity (deficit) during a period from non-owner sources.

Comprehensive (loss) income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

Net (Loss) Income per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Basic (loss) income per share is calculated by dividing the net (loss) income by the weighted-average number of Ordinary Shares outstanding during the period. Diluted loss per share is calculated by dividing the loss by the weighted-average number of Ordinary Shares and potentially dilutive securities outstanding during the period. Potentially dilutive Ordinary Shares consist of shares issuable upon the conversion of warrants. The dilutive effect of outstanding shares is reflected in diluted earnings per share by application of the treasury stock method, or the if-converted method. The outstanding Public Warrants and Private Placement Warrants were 11,437,420 and 3,705,491 as of December 31, 2025, all of which were excluded from diluted EPS due to their anti-dilutive effect. There were no outstanding warrants as of December 31, 2024 and 2023.

Concentration of risks

Concentration of suppliers

The following suppliers accounted for 10% or more of purchase for the year ended December 31, 2025, and 2024.

For the year ended December 31, 2025, approximately 83.7% of the Company’s purchase was from Supplier D, a company that the Company’s CEO holds 12.85%.

	Years ended December 31,
Supplier	2025	2024	2023
D	83.7%	—	—
A	*	37.5%	11.6%
E	—	*	22.4%
F	*	*	13.2%
G	—	*	12.4%

*	Represents less than 10% of purchase for the year ended December 31, 2025, and 2024.

Account payable to suppliers that individually comprised 10% or more of accounts payable balances as of December 31, 2025, and 2024 are as follows:

Supplier	December 31, 2025	December 31, 2024
D	89.5%	—
B	—	49.5%
A	*	13.7%
C	*	10.3%

*	Represents less than 10% of accounts payable balances as of December 31, 2025, and 2024.

Concentration of customers

The following customers accounted for 10% or more of sales for the year ended December 31, 2025, and 2024:

	Years ended December 31,
Customer	2025	2024	2023
A	*	31.9%	31%
B	31.7%	22.8%	40%
C	13.4%	*	*

*	Represents less than 10% of revenue for the year ended December 31, 2025, and 2024, respectively.

Account receivables, net from customers that individually comprised 10% or more of accounts receivable, net balances as of December 31, 2025, and 2024 are as follows:

Customer	December 31, 2025	December 31, 2024
B	30.5%	49.4%
D	16.0%	22.8%
A	15.6%	*
E	*	15.4%

*	Represents less than 10% of accounts receivable balances as of December 31, 2025, and 2024, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Company to the concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable and other current assets. The Company places its cash and cash equivalents with financial institutions with credit ratings and quality where the Company considers acceptable.

The risks with respect to accounts receivable are mitigated by credit evaluations performed on the debtors and ongoing monitoring of outstanding balances.

Foreign currency exchange risk

The reporting currency of the Company is USD. To date the majority of the revenues and costs are denominated in NTD and a significant portion of the assets and liabilities are denominated in NTD. As a result, the Company is exposed to foreign currency exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between USD and NTD. If NTD depreciates against USD, the value of NTD revenues and assets as expressed in USD financial statements will decline. The Company does not hold any derivative or other financial instruments that exposes us to substantial market risk.

NTD is not a freely convertible currency. The Central Bank of the Republic of China, under the authority of Taiwan government, controls the conversion of NTD to foreign currencies. There are restrictions and limits on the conversion of NTD to other currencies, especially for capital account transactions. Individuals and businesses face conversion quotas and approvals required from the authorities.

Segment Reporting

The Company complies with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. The Company adopted ASU 2023-07 on February 6, 2024 (inception).

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker (the “CODM”)， which is comprised of the Company’s Chief Executive Officer and Chief Financial Officer, reviews financial information including net revenues, gross profit and total operating expenses, etc. presented on a consolidated basis for purposes of managing the business, allocating resources, making operating decisions and assessing financial performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. See Note 22 for details.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. YD Bio operates exclusively in three business and industry diverse operations: 1) sales of medical devices and other related products, 2) research and development in pancreatic cancer early detection services, and 3) research and development in the sales of contact lenses.

All of YD Bio’s long-lived assets are mainly property, plant, and equipment located in ROC.

Net sales to customers by geographic area are determined by reference to the physical product shipment delivery locations requested by the customers. For example, if the products are delivered to a customer in ROC, the sales are recorded as generated in ROC; if the customer directs us to ship its products to the United States, the sales are recorded as sold in the United States.

Reclassification

Prior period amounts have been reclassified to conform to the current period’s presentation. The reclassifications had no impact on previously reported net income or shareholders’ equity.

Recently Issued Accounting Standards

On December 14, 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024 (generally, calendar year 2025) and effective for all other business entities one year later. Entities should adopt this guidance on a prospective basis, though retrospective application is permitted. The Company adopted ASU 2023-09 on January 1, 2025 and the adoption did not have a material impact to the consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires a public entity to disclose additional information about specific expense categories in the notes to the financial statements on an annual and interim basis. It is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. In January 2025, the FASB issued ASU 2025-01 to clarify that all public entities, including non-calendar year-end entities, should adopt the disclosure requirements of ASU 2024-03. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, and do not expect the adoption will have a material impact on its financial statements and disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. The amendments clarify the accounting for share-based consideration payable to a customer under Topic 718 and Topic 606. The amendments are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, and do not expect the adoption will have a material impact on its financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient and, if applicable, an accounting policy election to simplify the measurement of credit losses for certain receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in any interim or annual period in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, and do not expect the adoption will have a material impact on its financial statements and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.